Financial instruments by category (Schedule of Total Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Liabilities at fair value through profit and loss
Financial liabilities	$ 555,408	$ 554,102
Derivative financial instrument liabilities	952	0
Financial liabilities at fair value through profit or loss	952	0
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	554,456	554,102
Trade payables [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	83,991	69,142
Payables To LGI [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	15,000	29,509
To be paid to co-venturers [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	4,803	8,449
Lease liabilities [member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	13,243	0
Borrowing [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	$ 437,419	$ 447,002